Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013		Dec. 31, 2012 [1]
Assets
Cash and cash equivalents	$ 275,998	$ 337,560	$ 404,472	[1]	$ 163,124
Restricted cash and cash equivalents	174,933	139,139
Rent receivables	124	4,887
Investment in unconsolidated subsidiary	7,170	4,002
Investment in direct finance lease, net	34,878	0
Flight equipment held for sale, net	237,262	0
Flight equipment held for operating lease, net	2,585,426	3,556,884
Maintenance rights, net	94,493	144,920	122,721
Fair value of derivative assets	241	2,067
Other assets, net	17,750	28,949
Total assets	3,428,275	4,218,408
Liabilities
Accounts payable and accrued liabilities	17,548	18,431
Rentals received in advance	14,560	19,751
Payable to related parties	7,170	2,772
Security deposits	48,876	64,058
Maintenance payment liability	194,543	254,514
Unsecured borrowings, net	691,109	689,452
Secured borrowings, net	1,705,311	2,332,669
Deferred tax liability, net	20,741	15,306
Fair value of derivative liabilities	19,327	23,311
Other liabilities	52,126	41,890
Total liabilities	2,771,311	3,462,154
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 35,671,400 and 41,432,998 shares issued and outstanding at December 31, 2015 and 2014, respectively	36	41
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	0	0
Additional paid-in capital	577,290	658,522
Retained earnings	95,138	114,782			74,947
Accumulated other comprehensive loss, net	(15,500)	(17,091)
Total shareholders' equity	656,964	756,254	$ 742,096	[1]	$ 523,811
Total liabilities and shareholders' equity	$ 3,428,275	$ 4,218,408

[1]	As restated